UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4009

GOVERNMENT SECURITIES VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Compass

PROFESSIONALLY MANAGED COMBINATION
FIXED/VARIABLE ANNUITIES
FOR PERSONAL INVESTMENTS AND
QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • March 31, 2010

Government Securities Variable Account

Issued by
Sun Life Assurance Company of Canada (U.S),
A Wholly Owned Subsidiary of
Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited)

Government Securities Variable Account

Issuer	Shares/Par	Value ($)
BONDS - 90.9%
Agency - Other - 4.9%
Financing Corp., 9.4%, 2018	$1,020,000	$1,380,202
Financing Corp., 10.35%, 2018	500,000	718,614
Financing Corp., STRIPS, 0%, 2017	1,220,000	877,890

		$2,976,706

Asset Backed & Securitized - 1.5%
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	$424,864	$415,578
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049	249,825	239,557
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.99%, 2051	242,098	244,810

		$899,945

Local Authorities - 0.7%
California (Build America Bonds), 7.625%, 2040	$140,000	$145,764
Georgia Municipal Electric Authority Rev. (Build America Bonds), 6.655%, 2057	185,000	183,927
University of California Rev. (Build America Bonds), 5.77%, 2043	125,000	120,751

		$450,442

Mortgage Backed - 60.7%
Fannie Mae, 5.503%, 2011	$79,000	$83,814
Fannie Mae, 6.088%, 2011	124,000	129,762
Fannie Mae, 4.73%, 2012	88,554	93,934
Fannie Mae, 4.79%, 2012 - 2015	174,359	184,691
Fannie Mae, 4.542%, 2013	52,640	55,754
Fannie Mae, 4.845%, 2013	244,577	261,122
Fannie Mae, 5%, 2013 - 2039	3,400,766	3,553,609
Fannie Mae, 5.06%, 2013	98,435	103,717
Fannie Mae, 5.098%, 2013	102,723	110,648
Fannie Mae, 4.6%, 2014	206,582	219,771
Fannie Mae, 4.609%, 2014	358,359	381,481
Fannie Mae, 4.77%, 2014	99,766	106,774
Fannie Mae, 4.841%, 2014	711,704	761,234
Fannie Mae, 4.872%, 2014	453,481	483,071
Fannie Mae, 5.1%, 2014 - 2015	193,742	209,580
Fannie Mae, 4.5%, 2015 - 2028	1,725,087	1,810,953
Fannie Mae, 4.56%, 2015	152,637	161,482
Fannie Mae, 4.62%, 2015	170,061	180,613
Fannie Mae, 4.665%, 2015	103,091	109,568
Fannie Mae, 4.7%, 2015	118,493	126,098
Fannie Mae, 4.74%, 2015	95,551	101,796
Fannie Mae, 4.81%, 2015	121,150	129,771
Fannie Mae, 4.815%, 2015	117,000	124,863
Fannie Mae, 4.82%, 2015	238,102	254,696
Fannie Mae, 4.89%, 2015	83,545	89,535
Fannie Mae, 4.921%, 2015	295,178	316,951
Fannie Mae, 5.465%, 2015	197,785	216,752
Fannie Mae, 6.5%, 2016 - 2037	1,104,951	1,211,614
Fannie Mae, 5.5%, 2017 - 2037	7,823,341	8,300,871
Fannie Mae, 6%, 2017 - 2037	2,385,653	2,560,630
Fannie Mae, 4.874%, 2019	241,028	258,736
Fannie Mae, 4.88%, 2020	74,983	79,448
Fannie Mae, 7.5%, 2022 - 2031	117,009	132,341
Freddie Mac, 4.375%, 2015	188,599	193,368
Freddie Mac, 5%, 2016 - 2039	1,869,903	1,953,073
Freddie Mac, 5.085%, 2019	312,000	329,811
Freddie Mac, 6%, 2019 - 2038	2,644,744	2,856,052
Freddie Mac, 4.251%, 2020	119,000	119,303
Freddie Mac, 4.5%, 2022 - 2026	619,424	639,500
Freddie Mac, 5.5%, 2022 - 2036	4,052,501	4,268,215
Freddie Mac, 6.5%, 2032 - 2037	385,470	424,505
Ginnie Mae, 5.5%, 2033 - 2038	1,682,493	1,788,887
Ginnie Mae, 5.612%, 2058	580,252	627,116
Ginnie Mae, 6.36%, 2058	339,163	372,271

		$36,477,781

Municipals - 3.4%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$670,000	$764,182
Harris County, TX, “C”, AGM, 5.25%, 2027	125,000	143,565
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2028	350,000	402,784
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	250,000	290,438
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	245,000	296,734
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	115,000	134,348

		$2,032,051

U.S. Government Agencies and Equivalents - 6.8%
Aid-Egypt, 4.45%, 2015	$335,000	$359,924
Empresa Energetica Cornito Ltd., 6.07%, 2010	245,000	248,156
Farmer Mac, 5.5%, 2011 (n)	690,000	724,519
FDIC Structured Sale Guarantee Note, 0%, 2012 (z)	43,000	41,309
Small Business Administration, 6.44%, 2021	304,856	330,505
Small Business Administration, 6.625%, 2021	337,660	367,466
Small Business Administration, 4.98%, 2023	182,837	191,227
Small Business Administration, 4.77%, 2024	400,576	420,293
Small Business Administration, 4.99%, 2024	183,975	193,248
Small Business Administration, 5.11%, 2025	242,972	256,241
U.S. Department of Housing & Urban Development, 6.36%, 2016	500,000	532,407
U.S. Department of Housing & Urban Development, 6.59%, 2016	418,000	423,773

		$4,089,068

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

Government Securities Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Treasury Obligations - 12.9%
U.S. Treasury Bonds, 9.25%, 2016	$19,000	$25,603
U.S. Treasury Bonds, 7.5%, 2016	218,000	275,310
U.S. Treasury Bonds, 7.875%, 2021	63,000	84,735
U.S. Treasury Bonds, 6.25%, 2023	16,000	19,228
U.S. Treasury Bonds, 6.75%, 2026	396,000	502,982
U.S. Treasury Bonds, 5.25%, 2029	1,469,000	1,598,456
U.S. Treasury Bonds, 4.375%, 2038	41,000	38,988
U.S. Treasury Bonds, 4.5%, 2039	516,000	498,263
U.S. Treasury Notes, 1.125%, 2012	1,170,000	1,174,296
U.S. Treasury Notes, 4.125%, 2012	53,000	56,644
U.S. Treasury Notes, 4%, 2014 $	211,000	226,776
U.S. Treasury Notes, 4%, 2015	610,000	653,081
U.S. Treasury Notes, 2.625%, 2016	201,000	196,776
U.S. Treasury Notes, 3.75%, 2018 (f)	1,993,000	2,008,103
U.S. Treasury Notes, 6.375%, 2027	326,000	400,522

		$7,759,763

Total Bonds		$54,685,756

MONEY MARKET FUNDS (v) - 7.8%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value	4,690,922	$4,690,922

Total Investments		$59,376,678

OTHER ASSETS, LESS LIABILITIES - 1.3%		764,925

NET ASSETS - 100.0%		$60,141,603

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $724,519 representing 1.2% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable account holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
FDIC Structured Sale Guarantee Note, 0%, 2012	3/10/10	$41,188	$41,309
% of Net Assets			0.1%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Insurers
AGM	Assured Guaranty Municipal

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Government Securities Variable Account

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the variable account’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the variable account’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the variable account’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the variable account’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the variable account’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the variable account could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the variable account determines its net asset value per share.

Various inputs are used in determining the value of the variable account’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The variable account’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the variable account’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$14,825,537	$—	$14,825,537
Municipal Bonds	—	2,032,051	—	2,032,051
Corporate Bonds	—	450,442	—	450,442
Residential Mortgage-Backed Securities	—	36,477,781	—	36,477,781
Commercial Mortgage-Backed Securities	—	899,945	—	899,945
Mutual Funds	4,690,922	—	—	4,690,922

Total Investments	$4,690,922	$54,685,756	$—	$59,376,678

Other Financial Instruments
Futures	$(10,253)	$—	$—	$(10,253)

For further information regarding security characteristics, see the Portfolio of Investments.

Government Securities Variable Account

Supplemental Information (Unaudited) 3/31/10 - continued

(2) Derivative Contracts at 3/31/10

Futures Contracts Outstanding at 3/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	2	$232,250	Jun-10	$227

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	18	$2,067,188	Jun-10	$(9,204)
U.S. Treasury Note 10 yr (Long)	USD	3	348,750	Jun-10	(1,276)

					$(10,480)

At March 31, 2010, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the variable account owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the variable account assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,776,082	6,878,019	(4,963,179)	4,690,922

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$968	$4,690,922

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GOVERNMENT SECURITIES VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 14, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: May 14, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2010

*	Print name and title of each signing officer under his or her signature.